Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	$ 109	$ (32)
Share-based compensation	(47)	(4)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(270)	(197)
Care and maintenance costs	(52)	(36)
Social responsibility and donations	(23)	(18)
Gain (loss) on sale of assets	34	(20)
Take or pay contract costs	(104)	(123)
COVID-19 costs (Note 4(c))	(282)	0
Other	(90)	(75)
Other operating income (expense)	(725)	(505)
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	47	(49)
Commodity Derivatives Excluding Sales and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	$ 62	$ 17